Summary of Significant Accounting Policies (Details) - Schedule of exchange rate used for translation	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
China, Yuan Renminbi
Summary of Significant Accounting Policies (Details) - Schedule of exchange rate used for translation [Line Items]
Period/year end exchange rate	6.5536	7.0876	6.71111
Period/annual average exchange rate	6.7772	6.9798	6.71075
Hong Kong, Dollars
Summary of Significant Accounting Policies (Details) - Schedule of exchange rate used for translation [Line Items]
Period/year end exchange rate	7.7742	7.7705	7.84934
Period/annual average exchange rate	7.7524	7.7588	7.84162